Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 29,561,399	$ 42,297,612	$ 39,902,342
Cost of revenues	21,532,319	31,741,753	26,879,316
Gross Profit	8,029,080	10,555,859	13,023,026
Operating expenses
Selling expenses	320,479	730,834	621,818
General and administrative expenses	4,971,804	4,625,563	3,613,289
Research and development expenses	386,628	627,577	136,626
Total operating expenses	5,678,911	5,983,974	4,371,733
Income from operations	2,350,169	4,571,885	8,651,293
Other income (expenses)
Interest income	56,894	18,648	571
Interest expense	(626,343)	(551,044)	(470,656)
Government subsidy income	0	0	52,597
Other income, net	247,069	436,095	99,025
Total other income (expenses)	(322,380)	(96,301)	(318,463)
Income before provision for income taxes	2,027,789	4,475,584	8,332,830
Provision for income taxes	1,031,158	1,528,003	1,367,270
Net income from continuing operations	996,631	2,947,581	6,965,560
Discontinued operation:
Net income (loss) from discontinued operations, net of tax	83,367	65,550	(2,357,867)
Net income	1,079,998	3,013,131	4,607,693
Less: net income (loss) attributable to the noncontrolling interest from continuing operations	(896,769)	(754,084)	308,442
Net income attributable to common stockholders of Tantech Holdings Ltd.	1,976,767	3,767,215	4,299,251
Net income	1,079,998	3,013,131	4,607,693
Other comprehensive income (loss):
Foreign currency translation adjustment	(949,689)	4,341,324	(5,448,209)
Comprehensive income (loss)	130,309	7,354,455	(840,516)
Less: Comprehensive income (loss) attributable to noncontrolling interest	(881,364)	(784,186)	70,029
Comprehensive income (loss) attributable to common stockholders of Tantech Holdings Ltd.	$ 1,011,673	$ 8,138,641	$ (910,545)
Earnings (loss) per share - Basic and Diluted , Continuing operations	$ 0.07	$ 0.15	$ 0.19
Earnings (loss) per share - Basic and Diluted , Discontinued operations	$ 0.00	$ 0.00	$ (0.10)
Weighted Average Shares Outstanding - Basic and diluted, Continuing operations and discontinued operations	28,745,571	25,971,912	23,019,185